Share-Based Compensation (Details) - Schedule of significant unobservable inputs that are classified as level 3 in the fair value hierarchy - Level 3 [Member]	12 Months Ended
	Dec. 31, 2020 ¥ / shares
Share-Based Compensation (Details) - Schedule of significant unobservable inputs that are classified as level 3 in the fair value hierarchy [Line Items]
Dividend yield
Fair value of the underlying ordinary shares (USD) (in Yuan Renminbi per share)	¥ 163.4	[1]
Minimum [Member]
Share-Based Compensation (Details) - Schedule of significant unobservable inputs that are classified as level 3 in the fair value hierarchy [Line Items]
Risk-free interest rate	0.10%
Volatility	29.80%
Life (in years)	5 months 12 days
Fair value of the underlying ordinary shares (USD) (in Yuan Renminbi per share)		[1]
Maximum [Member]
Share-Based Compensation (Details) - Schedule of significant unobservable inputs that are classified as level 3 in the fair value hierarchy [Line Items]
Risk-free interest rate	0.24%
Volatility	32.58%
Life (in years)	2 years 5 months 12 days
Fair value of the underlying ordinary shares (USD) (in Yuan Renminbi per share)		[1]

[1]	The fair value of the underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.